Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities

	December 31, 2019	December 31, 2018
Other tax payable	$390,403	$182,178
Accrued payroll	168,818	121,798
Deposits from sub-lessors of land use rights (i)	124,393	-
Other current liabilities	51,720	29,925
	$735,334	$333,901

(i)	The Company acquired two pieces of land use rights (Note 7) from certain sub-lessors and required of deposits from these sub-lessors and would release the deposits upon sub-lessors' issuance of invoices to the Company. The Company expects to get the invoices and release deposits in the year ended December 31, 2020, and accounted for the deposits as current liabilities.

Schedule of other tax payables
	December 31, 2019	December 31, 2018
Value added tax payable	$366,535	$168,439
Local taxes payable	23,868	13,739
	$390,403	$182,178